Geographic Segments Foreign Sales to Non-affiliates by Country (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales to non-affiliates	$ 181.7	$ 189.0	$ 207.4	$ 199.4	$ 205.9	$ 213.2	$ 214.9	$ 206.1	$ 776.7	$ 837.7	$ 911.5
Taiwan
Segment Reporting Information [Line Items]
Net sales to non-affiliates									166.6	215.3	219.2
South Korea
Segment Reporting Information [Line Items]
Net sales to non-affiliates									166.0	171.3	217.6
U.S.
Segment Reporting Information [Line Items]
Net sales to non-affiliates									126.4	123.0	130.3
Germany
Segment Reporting Information [Line Items]
Net sales to non-affiliates									57.7	43.2	40.1
GERMANY
Segment Reporting Information [Line Items]
Net sales to non-affiliates									55.3	67.4	62.4
Italy
Segment Reporting Information [Line Items]
Net sales to non-affiliates									34.1	33.0	36.7
France
Segment Reporting Information [Line Items]
Net sales to non-affiliates									29.5	32.1	38.2
Malaysia
Segment Reporting Information [Line Items]
Net sales to non-affiliates									20.4	19.2	16.4
MALAYSIA
Segment Reporting Information [Line Items]
Net sales to non-affiliates									18.1	14.3	14.6
Other foreign countries
Segment Reporting Information [Line Items]
Net sales to non-affiliates									59.0	61.3	72.9
Foreign
Segment Reporting Information [Line Items]
Net sales to non-affiliates									$ 733.1	$ 780.1	$ 848.4